Form N-1A Supplement	May 21, 2026
BRANDES EMERGING MARKETS VALUE FUND
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Filed pursuant to Rule 497(e)

under the Securities Act of 1933, as amended

Registration File No.: 333-237048

Brandes Emerging Markets Value Fund

(the “Fund”)

A SERIES OF DATUM ONE SERIES TRUST

Supplement dated May 21, 2026
To the Prospectus dated July 29, 2025

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

In connection with a new regulatory requirement, the Board of Trustees of Datum One Series Trust has approved certain changes to the Fund’s 80% investment policy, with such changes to be effective on July 29, 2026 (the “Effective Date”). These changes do not reflect a change in the investment objective or investment focus of the Fund, or the principal risks of investing in the Fund. On the Effective Date, the Fund’s investment strategies will be revised to reflect changes to the Fund’s 80% policy pursuant to Rule 35d-1 under the Investment Company Act of 1940. The revised 80% policy will state that, under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of value companies located or active mainly in emerging markets. The following changes are being made to the Prospectus to reflect this change:

On page 14 of the Prospectus, the information under the heading “Principal Investment Strategies,” is deleted in its entirety and replaced with the following:

The Emerging Markets Value Fund invests primarily in equity securities of companies located or active mainly in emerging markets (including frontier markets). The Fund typically invests in companies that have market capitalizations (market value of publicly traded equity securities) greater than $3 billion at the time of purchase. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of value companies located or active mainly in emerging markets.

The Adviser defines a company as “active mainly in emerging markets” if the company has greater than 80% of revenues, profits, or assets derived from, or business activity (including investments made and services performed) in, emerging market countries.

The Adviser defines “value companies” as (i) those included as a constituent of the MSCI ACWI Value Index; (ii) those included as a constituent of the MSCI Emerging Markets Value Index; or (iii) those companies that the Adviser believes are undervalued or attractively valued based on one or more quantitative and/or qualitative factors, which may include, among others: the issuer’s earnings and assets, cash flow generation, dividend characteristics, and balance sheet strength.

The Adviser uses the principles of value investing to analyze and select equity securities for the Emerging Markets Value Fund’s investment portfolio. When buying equity securities, the Adviser assesses the estimated “intrinsic” value of a company based on data such as a company’s earnings, cash flow generation, and/or asset value of the underlying business. By choosing securities that are selling at a discount to the Adviser’s estimates of the underlying company’s intrinsic value, the Adviser seeks to establish an opportunity for long-term capital appreciation. The Adviser may sell a security when its price reaches the Adviser’s estimate of the underlying company’s intrinsic value, the Adviser believes that other investments are more attractive, or for other reasons.

The Fund will generally limit its investments in any one issuer to no more than 5% of the Fund’s total assets, measured at the time of purchase, but may, from time to time, invest more than 5% of the Fund’s total assets in one or more issuers. From time to time, the Fund may invest more than 20% of its assets in any market sector, such as the financial sector or information technology sector.

Emerging markets include some or all of the countries located in each of the following regions: Asia, Europe, Central and South America, Africa and the Middle East. The Adviser considers an emerging market country to be any country which is in the MSCI EM Index and the MSCI Frontier Markets Index or that, in the opinion of the Adviser, is generally considered to be an emerging market country by the international financial community. With respect to Fund investments in any particular country, the Fund may invest up to the greater of either (a) 20% of its total assets measured at the time of purchase or (b) 150% of the weighting of such country as represented in the MSCI EM Index, measured at the time of purchase. As a result, the Fund may have significant exposure to any particular country.

The Fund may invest in and have direct access to China A shares listed on the Shanghai Stock Exchange (“SSE”) via the Shanghai-Hong Kong Stock Connect and Shenzhen Hong Kong Stock Connect Schemes. The Fund may indirectly gain access to China A Shares by purchasing equity-related instruments, participation notes and participatory certificates.

The Emerging Markets Value Fund may invest from time to time in cash or short-term cash equivalent securities either as part of its overall investment strategy or for temporary defensive purposes in response to adverse market, economic, political or other conditions. The amount of such holdings will vary and will depend on the Adviser’s assessment of the quantity and quality of investment opportunities that exist at any given time and may at times be relatively high.

Additionally, on pages 31-32 of the Prospectus, the information under the heading “INVESTMENT OBJECTIVE, POLICIES AND RISKS – Investment Policies – Emerging Markets Value Fund,” is deleted in its entirety and replaced with the following:

The Emerging Markets Value Fund invests primarily in equity securities of companies located or active mainly in emerging markets (including frontier markets). The Fund typically invests in companies that have market capitalizations (market value of publicly traded equity securities) greater than $3 billion. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of value companies located or active mainly in emerging markets.

The Adviser defines a company as “active mainly in emerging markets” if the company has greater than 80% of revenues, profits, or assets derived from, or business activity (including investments made and services performed) in, emerging market countries.

The Adviser defines “value companies” as (i) those included as a constituent of the MSCI ACWI Value Index; (ii) those included as a constituent of the MSCI Emerging Markets Value Index; or (iii) those companies that the Adviser believes are undervalued or attractively valued based on one or more quantitative and/or qualitative factors, which may include, among others: the issuer’s earnings and assets, cash flow generation, dividend characteristics, and balance sheet strength.

The Fund will generally limit its investments in any one issuer to no more than 5% of the Fund’s total assets, measured at the time of purchase, but may, from time to time, invest more than 5% of the Fund’s total assets in one or more issuers. From time to time, the Fund may invest more than 20% of its assets in any market sector, such as the financial sector or information technology sector.

Emerging markets include some or all of the countries located in each of the following regions: Asia, Europe, Central and South America, Africa and the Middle East. The Adviser considers an emerging market country to be any country which is in the MSCI EM Index or MSCI Frontier Markets Index or that, in the opinion of the Adviser, is generally considered to be an emerging market country by the international financial community. With respect to Fund investments in any particular country, the Fund may invest up to the greater of either (a) 20% of its total assets measured at the time of purchase or (b) 150% of the weighting of such country as represented in the MSCI EM Index, measured at the time of purchase. As a result, the Fund may have significant exposure to any particular country.

This Supplement and the Prospectus should be retained for future reference.